Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Deposits

Note 9 - Deposits

The composition of deposits at December 31, 2015 and 2014 is as follows:

	2015		2014
		Percentage		Percentage
	Amount	of Total	Amount	of Total
	(dollars in thousands)
Demand noninterest-bearing	$92,524	20%	$80,069	18%
Interest checking and money market	252,345	54%	243,116	53%
Savings	40,436	8%	39,091	9%
Time deposits $250,000 and over	8,148	2%	9,865	2%
Other time deposits	74,280	16%	84,294	18%

Total	$467,733	100%	$456,435	100%

The maturities of fixed-rate time deposits at December 31, 2015 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2016	$4,841	$56,238
2017	3,307	9,237
2018	—	2,538
2019	—	1,578
2020	—	4,591
Thereafter	—	98

Total	$8,148	$74,280